Total
Invesco Real Assets ESG ETF
Summary InformationInvesco Real Assets ESG ETF
Investment Objective
Invesco Real Assets ESG ETF (the “Fund”) seeks capital appreciation with a secondary objective of current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or in the example below.
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Real Assets ESG ETF Invesco Real Assets ESG ETF
Management Fees	0.59%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.59%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years
Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | USD ($)	60	189

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that operates pursuant to an exemptive order from the SEC and is not required to publicly disclose its complete portfolio holdings each day that the Fund is open (a “Business Day”). Instead, the Fund publishes each Business Day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (“Strategy Components”); (2) ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Fund invests (“Representative ETFs”); and (3) cash and cash equivalents.
In addition, the Fund also publishes each Business Day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior Business Day’s Tracking Basket compared to the holdings of the Fund that formed the basis for the Fund’s calculation of net asset value per share at the end of the prior Business Day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the Fund’s actual portfolio in percentage terms.
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in exchange-traded equity securities of “real assets” companies (as identified below). The “real assets” companies in which the Fund invests are located in North America and must meet high environmental, social and governance (“ESG”) standards, as determined by the Fund’s sub-adviser,
Invesco Adviser’s Inc. (the
“Sub-Adviser”),
through the process described below.
Real assets are characterized by having physical attributes, including real estate, infrastructure, natural resources and timber. The
Sub-Adviser
considers “real assets” companies to be those that are either principally engaged in real estate, infrastructure, natural resources or timber industries, or support such businesses, and it anticipates focusing the Fund’s investments in such industries. In selecting equity securities for the Fund, the
Sub-Adviser
uses fundamental analysis to identify securities that adhere to ESG principals described herein and are viewed to have relatively favorable long-term prospects. Some of the factors that the
Sub-Adviser
considers include, but is not limited to: assessment of long term fundamental growth, sustainable dividends, attractive physical and locational attributes and capital structure viability. As a result of that analysis, the portfolio managers generally favor companies with a balanced mix of the factors above. The
Sub-Adviser
will consider selling a security when it no longer meets the investment criteria, or a more attractive alternative is identified. The Fund may invest in companies of any market capitalization.
The Fund may invest up to 25% of its net assets in common stock of foreign issuers, including up to 10% of its net assets in emerging markets countries, i.e., those that are in the early stages of their industrial cycles. The Fund may make such investment in common stock of foreign issuers by either: (i) investing directly in common stock listed on a foreign exchange that trades on such exchange contemporaneously with the Fund’s Shares (currently limited to Canada and Mexico); or (ii) investing in exchange-traded American depositary receipts (“ADRs”) representing common stock trading on any foreign exchange that trades contemporaneously with the Shares.
Under normal market conditions, the
Sub-Adviser
will employ the following ESG methodology to assess all investment opportunities (as identified by the strategy described above) as an integral part of the process for selecting portfolio holdings: The investment team first employs a proprietary ESG screen to exclude issuers from the investment universe of securities in which the Fund may invest that do not meet its investment criteria. Such screens include substantial involvement (generally defined as generating more than 0-10% of its revenue, depending on the screen) in the following areas: tobacco, alcohol, controversial and conventional weapons, recreational cannabis, extraction of thermal coal, extraction of fossil fuels from unconventional sources, and operators of private prisons. Issuers will also be excluded based on their non-compliance with United Nations (“UN”) Global Compact principles (whether or not the issuer has signed on to the UN Global Compact itself). The principles of the UN Global Compact represent a set of values that the UN believes responsible businesses should incorporate into their operations in order to meet fundamental responsibilities in the areas of human rights, labor, environment and anti-corruption. In implementing this screen, the Sub-Adviser utilizes a third-party ESG data provider (the “ESG Vendor”), which assesses issuers for their involvement in the screened business areas. The Sub-Adviser has selected the ESG Vendor through a comprehensive due diligence process and continuously monitors its performance and screening. To the extent an issuer’s status changes to meet the qualification for exclusion, the Fund shall take steps to divest its holdings of the issuer within a reasonable period of time. This screening criteria may be updated periodically.

Next, based on research and due diligence, each investment opportunity is evaluated by the investment team related to multiple ESG factors under each individual pillar of the ESG framework and specific real asset sector. The individual pillars can include but are not limited to the following: environmental pillar (“E”) factors: natural resources, pollution and waste, supply chain impact, and environmental opportunities; social pillar (“S”) factors: workforce, community, product responsibility, and human rights; governance pillar (“G”) factors: management, shareholders, board of directors, auditors, regulatory issuers, corporate social responsibility strategy, anti-corruption, and business ethics. The investment team considers each ESG pillar and investment opportunity separately and neither weighs each pillar equally, nor consistently emphasizes one pillar over another. This analysis generally identifies those companies with relatively attractive ESG factors and favors those that provide functionally efficient assets with positive environmental credentials, operating as highest and best use with relatively positive local impact. In making such scoring determinations, the
Sub-Adviser
may employ a proprietary ESG scoring tool, as well as, and in combination with, certain data provided by the ESG Vendor. Both the ESG Vendor and the proprietary ESG scoring tool is continuously assessed and reviewed by the
Sub-Adviser
for screening and scoring outcomes. The foregoing factors in each ESG pillar may be updated periodically. The investment team considers each ESG pillar and investment opportunity separately and neither weighs each pillar equally, nor consistently emphasizes one pillar over another.
The Fund is
“non-diversified”
and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy.
The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of companies that are principally engaged in the U.S. real estate and infrastructure industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.
The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.
Non-Transparent
Actively Managed Fund Risk.
The Fund publishes each Business Day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Tracking Basket is comprised of: (1) Strategy Components; (2) Representative ETFs; and (3) cash and cash equivalents. The Fund also publishes each Business Day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior Business Day’s Tracking Basket compared to the holdings of the Fund that formed the basis for the Fund’s calculation of NAV per share at the end of the prior Business Day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the Fund’s actual portfolio in percentage terms. Given the differences between the Fund and ETFs that disclose their complete holdings daily, there is a risk that market prices of the Fund may vary significantly from NAV, and that the Shares may trade at a wider bid/ask spread—and therefore cost investors more to trade—than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Arbitrage Risk.
Unlike ETFs that publicly disclose their complete portfolio holdings each Business Day, the Fund provides certain other information intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in Shares to reduce bid/ask spread and minimize discounts or premiums between the market price and the NAV of the Shares, there is no guarantee the Fund’s arbitrage mechanism will operate as intended and that the Fund will not experience wide bid/ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Fund’s performance.
Fluctuation of Net Asset Value and Share Price Risk.
Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The Shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the Shares may result in the Shares trading significantly above (at a premium) or below (at a discount) NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Equity Risk.
Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Real Assets Companies Risk.
Investments in real assets companies may involve a higher degree of risk, including significant financial, operating, and competitive risks, and may expose the Fund to adverse macroeconomic conditions, such as changes and volatility in commodity prices, a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.
REIT Risk/Real Estate Risk.
REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. As such, REITs face the risks pertaining to the real estate sector more generally, such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws. The real estate sector is particularly sensitive to economic downturns and changes to interest rates. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and a REIT’s shareholders will incur a proportionate share of those expenses.
Infrastructure-Related Companies Risk.
Infrastructure-related companies are subject to a variety of risk factors, including costs associated with environmental, governmental and other regulations, high interest costs for capital construction programs, high leverage, the effects of economic slowdowns, surplus capacity, increased competition, fluctuations of fuel prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies, environmental damage, difficulty in raising capital, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets.
Natural Resources Companies Risk
. The value of securities issued by companies in the natural resources industry may decline for many reasons, including changes in commodity prices or government regulation, environmental damage claims, changes in exchange rates or depletion of natural resources.
Global Timber Industry Risk.
The market value of securities of global timber companies may be affected by numerous factors, including events occurring in nature, international politics, government regulations, competition from other timber companies (and from companies that make non-wood
and engineered wood products) and general economic conditions.
ESG Investing Strategy Risk.
The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, the Fund may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in the Fund investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Small- and
Mid-Capitalization
Company Risk.
Investing in securities of small- and
mid-capitalization
companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies may have returns that vary, sometimes significantly, from the overall securities market.
Mid-capitalization
companies tend to have less experienced management, as well as limited product and market diversification and financial resources compared to larger capitalization companies. Often small- and mid-capitalization
companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Management Risk.
The Fund is subject to
management
risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the
Sub-Adviser
applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
Non-Diversified
Fund Risk
. Because the Fund is
non-diversified
and can
invest
a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Foreign Investment Risk.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As the Fund will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.
Emerging Markets Investment Risk.
Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.
ADR Risk.
ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
Issuer-Specific Changes Risk.
The value of an individual holding, or particular asset class or type of instrument may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Industry Focus Risk.
In pursuing its investment strategy, the Fund will invest to a significant degree in securities of issuers operating in a single industry or industry group. In so doing, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.
Active Trading Risk.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Authorized Participant Concentration Risk.
Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened due to the fact that the Fund does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of volatility. Also, the risk could be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Investments in
non-U.S.
securities, which may have lower trading volumes, may increase this risk.
Large Shareholder Risk.
Certain shareholders, including a third party investor, the Fund’s investment adviser or an affiliate of the investment adviser, an AP, a lead market maker, or another entity, may from time to time own a substantial amount of Shares, or may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. Similarly, to the extent the Fund permits cash purchases, large purchases of Shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. To the extent the Fund permits redemptions in cash, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.
Market Risk.
Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio.
Market Trading Risk.
The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.
Trading Issues Risk.
Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. The Fund has no public trading history and may operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis, which could lead to the Shares trading at wider spreads and larger premiums and discounts to NAV (particularly during periods of market disruption or volatility) than such other actively managed ETFs. As a result, it may cost investors more to trade Shares than shares of other ETFs.
Trading Halt Risk.
There may be circumstances where a security held in the Fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Invesco Capital Management LLC (the “Adviser”) or the Sub-Adviser determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Fund’s portfolio, will be publicly disclosed on the Fund’s website and the Adviser or the Sub-Adviser will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. If securities representing 10% or more of the Fund’s portfolio do not have readily available market quotations, the Adviser would promptly request the Cboe BZX Exchange, Inc. (the “Exchange”) to halt trading on the Fund, meaning that investors would not be able to trade the Shares. Moreover, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
COVID-19 Risk.
The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Operational Risk
. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund, the Adviser and the Sub-Adviser all seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Performance
As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.